Rights (Details) - USD ($)		12 Months Ended
	Mar. 12, 2021	Dec. 31, 2023
Rights (Details) [Line Items]
Par value per share (in Dollars per share)	$ 0.0001
Exercise price (in Dollars)	$ 50
Share of preferred stock (in Dollars per share)	$ 0.00667
Ownership percent of common stock		15.00%
Acquires percentage		15.00%
Shares issued (in Shares)		4,233,272
Shares outstanding (in Shares)		4,233,272
Common stock [Member]
Rights (Details) [Line Items]
Ownership percent of common stock		15.00%